Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Disclosure of additional information about leasing activities for lessee
Takeda recognized expenses related to leases not included in the measurement of the lease liabilities as follows:

JPY (millions) For the Year Ended March 31
2020
Expense relating to short-term leases	¥5,772
Expense relating to leases of low-value assets that are not short-term leases expenses	1,560
Expense relating to variable lease payments	8,172
Total expenses not included in lease liabilities	¥15,504
Takeda is the lessee under several operating leases, primarily for office and other facilities, and certain office equipment. Future minimum lease payments by maturity under non-cancellable operating leases that have initial or remaining lease terms in excess of one year are as follows:

JPY (millions) As of March 31, 2019
Within one year	¥31,172
Between one and five years	91,105
More than five years	111,301
Total	¥233,578
Rent expense for operating lease contracts and sublease income recognized in profit or loss are as follows:

	JPY (millions) For the Year Ended March 31
	2018	2019
Rent expense	¥21,384	¥27,444
Sublease income	(2,493)	(3,579)
Total	¥18,891	¥23,865